ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION
Schedule of major subsidiaries and consolidated VIEs (inclusive of the VIEs' subsidiaries)

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Islands	100%
Beike Finance Holdings (Cayman) Limited	August 14, 2018	Cayman Islands	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike Kestone Holdings (Hong Kong) Limited	August 13, 2018	Hong Kong	100%
Beike (Tianjin) Investment Co., Ltd.	September 29, 2018	PRC	100%
Beihan(Tianjin) Technology Co., Ltd.	November 27, 2019	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd.	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd.	July 25, 2005	PRC	100%
Beijing Fangyuan Real Estate Consulting Services Co., Ltd.	October 24, 2016	PRC	100%
Beijing Gaoce Real Estate Brokerage Co., Ltd.	December 27, 2011	PRC	100%
Beijing Lianjia Gaoce Real Estate Brokerage Co., Ltd.	September 20, 2016	PRC	100%
Deyou Real Estate Agency Co., Ltd.	September 5, 2002	PRC	100%
Shanghai Xiaoheng Internet Technology Co., Ltd.	October 30, 2017	PRC	100%
Shanghai Deyou Property Consulting Co., Ltd.	April 16, 2014	PRC	100%
Sichuan Lianjia Real Estate Brokerage Co., Ltd.	December 30, 2009	PRC	100%
Ningbo Fangjianghu Internet Technology Co., Ltd.	July 17, 2018	PRC	100%
Tianjin Haibei Information Technology Co., Ltd.	September 14, 2018	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd.	August 3, 2015	PRC	100%
Beike Zhaofang Technology Co., Ltd.	November 21, 2017	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Shanghai Haibi Technology Co., Ltd.	October 25, 2018	PRC	100%
Deyou (Tianjin) Real Estate Brokerage Service Co., Ltd.	October 16, 2017	PRC	100%
Shanghai Huibeiju Technology Co., Ltd.	October 27, 2022	PRC	100%
Shanghai Chenhaibei Internet Technology Co., Ltd.	January 16, 2020	PRC	100%
Beijing Beiwoo Decoration Co., Ltd.	January 5, 2022	PRC	100%
Beike Meijia Supply Chain Management (Zhejiang) Co., Ltd.	December 29, 2022	PRC	100%
Shengdu Home Renovation Co., Ltd.	April 20, 2022	PRC	100%
Beijing Meichen Information Consulting Co., Ltd.	September 6, 2016	PRC	100%
Shanghai Shengyi Investment Management Co., Ltd.	December 25, 2018	PRC	100%
Beijing Lianjia Rongsheng Management Consulting Co., Ltd.	August 9, 2016	PRC	100%
Beijing Xinfu Home Rental Co., Ltd.	September 5, 2013	PRC	100%
Tianjin Haibei Technology Services Co., Ltd.	July 14, 2017	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”) (i)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	November 10, 2006	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%
(i)

The Company has 30% direct shareholding in Beijing Lianjia through one of its wholly owned PRC subsidiaries. The Company depends on a series of contractual arrangements to provide its subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810.

Schedule of financial positions of the businesses that currently constitute the VIE entities and the operation results for the years

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Cash and cash equivalents	1,873,989	2,232,732
Restricted cash	3,806,783	3,933,122
Short‑term investments	447,583	—
Short‑term financing receivables, net	645,884	1,310,625
Accounts receivable, net	23,374	27,610
Amounts due from and prepayments to related parties	335,067	332,192
Loan receivables from related parties	20,000	—
Prepayments, receivables and other assets	391,727	369,922
Amounts due from non‑VIE subsidiaries of the Group	3,041,482	2,671,350
Total current assets	10,585,889	10,877,553
Property and equipment, net	82,753	72,754
Right‑of‑use assets	73	199
Intangible assets, net	33,786	26,395
Goodwill	7,522	7,522
Other non‑current assets	66,128	58,420
Total non‑current assets	190,262	165,290
Total assets	10,776,151	11,042,843
Accounts payable	62,910	68,000
Amounts due to related parties	822	905
Employee compensation and welfare payable	386,874	371,917
Customer deposits payable	2,915,103	2,540,511
Income taxes payable	50,383	35,274
Lease liabilities current portion	369	383
Contract liabilities	5,572	4,291
Accrued expenses and other current liabilities	199,443	153,102
Amounts due to non‑VIE subsidiaries of the Group	3,432,642	4,802,196
Total current liabilities	7,054,118	7,976,579
Deferred tax liabilities	4,483	3,788
Lease liabilities non‑current portion	23	—
Total non‑current liabilities	4,506	3,788
Total liabilities	7,058,624	7,980,367

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Total net revenues from third party	946,883	470,564	595,498
Total net revenues from non-VIE subsidiaries of the Group	184,717	183,146	263,430
Total net revenues	1,131,600	653,710	858,928
Net income (loss)	(52,557)	97,023	194,948

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Net cash provided by (used in) operating activities	(1,604,900)	(1,537,384)	1,598,138
Net cash provided by (used in) investing activities	3,784,129	185,267	(193,772)
Net cash used in financing activities	(1,440,230)	(849,738)	(919,284)
Net increase (decrease) in cash, cash equivalents and restricted cash	738,999	(2,201,855)	485,082